Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,433,913.29

Principal:
Principal Collections	$15,128,070.07
Prepayments in Full	$9,036,654.37
Liquidation Proceeds	$159,940.00
Recoveries	$39,687.87
Sub Total	$24,364,352.31
Collections:	$25,798,265.60

Purchase Amounts:
Purchase Amounts Related to Principal	$43,211.43
Purchase Amounts Related to Interest	$196.95
Sub Total	$43,408.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,841,673.98

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	12
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,841,673.98
Servicing Fee	$489,731.57	$489,731.57	$0.00	$0.00	$25,351,942.41
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,351,942.41
Interest - Class A-2 Notes	$83,679.41	$83,679.41	$0.00	$0.00	$25,268,263.00
Interest - Class A-3 Notes	$272,566.67	$272,566.67	$0.00	$0.00	$24,995,696.33
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$24,916,158.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,916,158.83
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$24,872,989.25
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,872,989.25
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$24,824,012.92
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,824,012.92
Regular Principal Payment	$22,279,894.84	$22,279,894.84	$0.00	$0.00	$2,544,118.08
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,544,118.08
Residual Released to Depositor	$0.00	$2,544,118.08	$0.00	$0.00	$0.00
Total		$25,841,673.98

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,279,894.84
Total					$22,279,894.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$22,279,894.84	$81.17	$83,679.41	$0.30	$22,363,574.25	$81.47
Class A-3 Notes	$0.00	$0.00	$272,566.67	$0.87	$272,566.67	$0.87
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$22,279,894.84	$26.47	$527,929.49	$0.63	$22,807,824.33	$27.10

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$97,490,579.47	0.3551569	$75,210,684.63	0.2739916
Class A-3 Notes	$314,500,000.00	1.0000000	$314,500,000.00	1.0000000
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$524,800,579.47	0.6234193	$502,520,684.63	0.5969526

Pool Information
Weighted Average APR	2.899%	2.888%
Weighted Average Remaining Term	45.81	45.01
Number of Receivables Outstanding	25,284	24,581
Pool Balance	$587,677,889.86	$563,111,340.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$542,033,952.51	$519,385,559.43
Pool Factor	0.6428373	0.6159649

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$43,725,781.09
Targeted Overcollateralization Amount	$60,590,655.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$60,590,655.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	12

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	55	$198,673.47
(Recoveries)	8	$39,687.87
Net Loss for Current Collection Period		$158,985.60
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.3246%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4757%
Second Prior Collection Period			0.1407%
Prior Collection Period			0.0166%
Current Collection Period			0.3316%
Four Month Average (Current and Prior Three Collection Periods)			0.2411%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		769	$1,680,093.81
(Cumulative Recoveries)			$189,040.76
Cumulative Net Loss for All Collection Periods			$1,491,053.05
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1631%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,184.78
Average Net Loss for Receivables that have experienced a Realized Loss			$1,938.95

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.37%	75	$2,095,108.64
61-90 Days Delinquent	0.05%	10	$284,684.77
91-120 Days Delinquent	0.01%	1	$75,478.52
Over 120 Days Delinquent	0.01%	1	$41,244.59
Total Delinquent Receivables	0.44%	87	$2,496,516.52
Repossession Inventory:
Repossessed in the Current Collection Period		3	$68,973.82
Total Repossessed Inventory		7	$249,430.57

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0421%
Prior Collection Period		0.0514%
Current Collection Period		0.0488%
Three Month Average		0.0474%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.0713%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	12

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	34	$1,078,913.10
2 Months Extended	58	$1,955,020.21
3+ Months Extended	10	$287,654.72

Total Receivables Extended	102	$3,321,588.03

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer